ON Moderate Growth Model Portfolio
ON Moderate Growth Model Portfolio
Investment Objective
Growth of capital and moderate current income with a greater emphasis on growth of capital
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuity contracts issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Moderate Growth Model Portfolio ON Moderate Growth Model Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Moderate Growth Model Portfolio ON Moderate Growth Model Portfolio
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.02%
Acquired Fund Fees and Expenses	0.72%	[1]
Total Annual Fund Operating Expenses	1.14%
(Fee Waivers and/or Expense reimbursements)	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.04%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to make payments (by waiving management fees and/or reimbursing expenses of the Fund) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio's business) at no more than 1.04% for ON Moderate Growth Model Portfolio shares (the "Fee Waiver Agreement"). This arrangement will continue at least through April 30, 2019. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable Annual Limit in effect at the time of the expense payment or the reimbursement.

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2019, as discussed in the footnote above to the Fee Table. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ON Moderate Growth Model Portfolio | ON Moderate Growth Model Portfolio | USD ($)	106	352	618	1,377

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions and custodial trading fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal period ended December 31, 2017, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is a fund of funds, that pursues its investment objective by investing in other mutual funds ("underlying funds") representing three primary asset classes: U.S. equity, international equity, and fixed income. Under normal circumstances, the Portfolio intends to have investment exposure to U.S. equity, international equity and fixed income asset classes within the following target asset allocation ranges:

	U.S. Equity	International Equity	Fixed Income
ON Moderate Growth Model Portfolio	40-60%	15-35%	10-30%

The Adviser develops the Portfolio’s asset allocation strategy based on the Portfolio’s investment strategy. Based on the Portfolio’s target asset allocation, the Portfolio’s investment strategy will allocate a large percentage of assets to underlying funds that invest primarily in domestic and foreign equity securities. Investments of the underlying funds that invest primarily in equity securities may include: growth and value stocks; large- and small-capitalization companies; and domestic and non-U.S. stocks. The Portfolio will allocate a smaller percentage of assets allocated to underlying funds that invest primarily in fixed income securities. Investments of the underlying funds that invest primarily in fixed income securities may include: investment grade debt securities, including U.S. government securities and corporate bonds; non-U.S. debt securities; and debt instruments of varying duration. The underlying funds include, but are not limited to, other Fund portfolios advised by the Portfolio’s Adviser.

Through its investments in underlying funds, the Portfolio may be exposed to a wide variety of securities and other instruments with differing characteristics. The Portfolio will bear all the risks associated with the investments of the underlying funds.

The Adviser will reassess the Portfolio’s asset allocation strategy periodically, but no less frequently than quarterly, based on the Portfolio's investment objective. The Adviser may add or delete asset classes, add or delete underlying funds, and/or revise the target and actual weightings among the asset classes and the underlying funds without notice or shareholder approval.

The underlying fund selection is made based on the Portfolio’s particular asset allocation strategy, desired level of asset class exposure, and the investment style, risk profile, and performance of the underlying funds. Furthermore, the Adviser will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. The Adviser considers a variety of factors in determining whether to sell an underlying fund, including changes in market conditions, changes in prospects for the underlying fund, alternative investment possibilities and other factors that may be considered relevant. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. By investing in the Portfolio, you also indirectly assume many of the same types of risks as investing directly in the underlying funds. The risks described below are principal risks of the Portfolio. With the exception of Market Risk, Fund-of-Funds Structure Risk, and Asset Allocation Risk, the risks disclosed below arise indirectly to the Portfolio solely through its investment in Underlying Funds. Market Risk and Asset Allocation Risk arise both directly and indirectly to the Portfolio, and Fund-of-Funds Risk arises directly as a result of the Portfolio’s investment strategy:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Asset Allocation Risk — With an asset allocation strategy, the amount of assets allocated to various asset classes may change over time. There is a possibility that the manager’s evaluations and assumptions regarding market sectors may result in allocation to an underperforming asset class.

Fund-of-Funds Structure Risk — Because the Portfolio invests directly in the underlying funds, all risks associated with the eligible underlying funds apply to the Portfolio. To the extent the Portfolio invests more of its assets in one underlying fund than another, the Portfolio will have greater exposure to the risks of that underlying fund. Because the Portfolio invests in underlying funds, you will bear your proportionate share of expenses of the Portfolio and indirectly of the underlying funds, resulting in an additional layer of expenses. The Adviser may be subject to potential conflicts of interest in the selection of and allocation among the underlying funds because the Adviser serves as investment adviser to certain of the underlying funds, and because the fees paid to the Adviser (or its affiliates) by certain underlying funds may be higher than fees paid by other underlying funds.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Value Strategy Risk — Because the portfolio managers are assessing intrinsic value of companies, their assessment of value may be incorrect and the securities may be appropriately priced by the market. In such cases the expected return for such securities may be lower than expected.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The laws of some foreign countries may limit the Portfolio’s ability to invest in securities of certain issuers organized under the laws of those countries.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. The Portfolio may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

Call Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and the market value of the security.

Prepayment Risk — The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.
Performance
The Portfolio commenced operations on March 1, 2017 and therefore does not have performance history for a full calendar year. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included in future prospectuses that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to a broad-based securities index.